Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2021 USD ($)
Future amortization expense, by year
2022	$ 2,329
2023	1,826
2024	1,587
2025	1,450
2026	1,433
Thereafter	3,886
Capitalized software
Future amortization expense, by year
2022	512
2023	313
2024	120
2025	0
2026	0
Acquired intangibles
Future amortization expense, by year
2022	1,818
2023	1,513
2024	1,467
2025	1,450
2026	1,433
Thereafter	$ 3,886